Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	DMC Global Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14775
Entity Tax Identification Number	84-0608431
Entity Address, Address Line One	11800 Ridge Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	665-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034067
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.05 Par Value
Trading Symbol	BOOM
Security Exchange Name	NASDAQ
Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ